Statements of cash flows - Summary of Adjustments from Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 58,658,609		₩ 50,299,929
Changes in liabilities arising from financing activities [abstract]
Cash flow	9,929,953		2,746,864
Not involving cash inflows and outflows
Foreign Exchange	1,207,676		(881,397)
Variation of gains on valuation of hedged items	(104,306)		58,861
Business Combination			6,283,351
Others	87,511	[1]	151,001	[2]
Ending balance	69,779,443		58,658,609
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	37,479,358		30,858,055
Changes in liabilities arising from financing activities [abstract]
Cash flow	6,893,661		913,836
Not involving cash inflows and outflows
Foreign Exchange	392,077		(290,041)
Variation of gains on valuation of hedged items	(104,306)		58,861
Business Combination			5,980,746
Others	(6,926)	[1]	(42,099)	[2]
Ending balance	44,653,864		37,479,358
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	407,431		419,045
Changes in liabilities arising from financing activities [abstract]
Cash flow	(177,593)		(204,794)
Not involving cash inflows and outflows
Foreign Exchange	10,950		(5,141)
Variation of gains on valuation of hedged items	0		0
Business Combination			3,751
Others	102,425	[1]	194,570	[2]
Ending balance	343,213		407,431
Borrowing [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,745,466		18,998,920
Changes in liabilities arising from financing activities [abstract]
Cash flow	3,199,712		2,033,851
Not involving cash inflows and outflows
Foreign Exchange	804,649		(586,215)
Variation of gains on valuation of hedged items	0		0
Business Combination			298,854
Others	5,632	[1]	56	[2]
Ending balance	24,755,459		20,745,466
Other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	26,354		23,909
Changes in liabilities arising from financing activities [abstract]
Cash flow	14,173		3,971
Not involving cash inflows and outflows
Foreign Exchange	0		0
Variation of gains on valuation of hedged items	0		0
Business Combination			0
Others	(13,620)	[1]	(1,526)	[2]
Ending balance	₩ 26,907		₩ 26,354

[1]	The change in lease liabilities due to the new contract includes 189,660 million Won.
[2]	The change in lease liabilities due to the new contract includes 231,325 million Won.